Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net sales	$ 74,541	$ 57,291	$ 198,188	$ 101,796	$ 145,956	$ 62,681
Cost of goods sold	8,790	12,431	33,437	27,598	42,544	12,792
Gross profit	65,751	44,860	164,751	74,198	103,412	49,889
Operating expenses:
General and administrative	204,838	31,271	388,561	96,722	138,710	88,429
Salaries, wages, and related costs	110,108	83,968	336,926	319,198	436,555	849,717
Consulting fees	88,158	107,514	317,284	224,844	264,540	119,209
Legal and professional fees	106,795	492,295	266,158	636,193	773,203	280,124
Research and development	275,071	31,815	1,177,123	183,597	794,750	561,990
Total operating expenses	784,970	746,863	2,486,052	1,460,554	2,407,758	1,899,469
Loss from operations	(719,219)	(702,003)	(2,321,301)	(1,386,356)	(2,304,346)	(1,849,580)
Other income (expense):
Loss on derivative liabilities	(26,867)	(45,006)	(136,583)	(477,559)	(539,006)	(247,620)
Change in fair value of derivative liabilities	(32,205)	53,624	233,303	624,376	494,501	206,501
Interest expense	(167,371)	(121,414)	(512,761)	(399,425)	(611,794)	(302,481)
Other expense						(6,721)
Total other income (expense)	(226,443)	(112,796)	(416,041)	(252,608)	(656,299)	(350,321)
LOSS BEFORE PROVISION FOR INCOME TAXES	(945,662)	(814,799)	(2,737,342)	(1,638,964)	(2,960,645)	(2,199,901)
Provision for income taxes	800		800		800
Net loss	$ (946,462)	$ (814,799)	$ (2,738,142)	$ (1,638,964)	$ (2,961,445)	$ (2,199,901)
Net loss per share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average shares outstanding - basic and diluted	2,565,663,048	2,267,469,428	2,501,116,667	2,253,155,062	2,263,126,970	1,911,855,232